ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Details 4) (USD $)	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Tenant leases, in-place value	Dec. 31, 2010 Tenant leases, in-place value	Dec. 31, 2011 Tenant leases, Above-market	Dec. 31, 2010 Tenant leases, Above-market	Dec. 31, 2011 Tenant leases, Below-market	Dec. 31, 2010 Tenant leases, Below-market	Dec. 31, 2011 Ground leases, Above-market	Dec. 31, 2010 Ground leases, Above-market	Dec. 31, 2011 Ground leases, Below-market	Dec. 31, 2010 Ground leases, Below-market	Dec. 31, 2011 Real estate tax stabilization agreement	Dec. 31, 2010 Real estate tax stabilization agreement	Dec. 31, 2010 Building leases, Below-market
Finite-lived intangible assets and liabilities
Gross Asset (Liability)					$ 1,252,484,000	$ 1,342,036,000	$ 1,478,798,000	$ 1,561,925,000	$ (819,056,000)	$ (959,115,000)	$ (9,839,000)	$ (9,839,000)	$ 204,432,000	$ 256,758,000	$ 111,506,000	$ 111,506,000	$ 15,268,000
Accumulated (Amortization)/ Accretion					(391,605,000)	(56,568,000)	(315,044,000)	(43,032,000)	184,254,000	26,804,000	439,000	55,000	(6,202,000)	(904,000)	(7,211,000)	(899,000)	(242,000)
Net Carrying Amount					860,879,000	1,285,468,000	1,163,754,000	1,518,893,000	(634,802,000)	(932,311,000)	(9,400,000)	(9,784,000)	198,230,000	255,854,000	104,295,000	110,607,000	15,026,000
Amortization/accretion effect on continuing operations	(65,579,000)	(489,873,000)	(34,678,000)	(43,525,000)
Future amortization, including company's share of items from unconsolidated real estate affiliates
Estimated decrease in net income due to amortization expense, 2012		420,600,000
Estimated decrease in net income due to amortization expense, 2013		336,800,000
Estimated decrease in net income due to amortization expense, 2014		285,700,000
Estimated decrease in net income due to amortization expense, 2015		243,200,000
Estimated decrease in net income due to amortization expense, 2016		$ 202,600,000